SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

March 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	AB Bond Fund, Inc.
	▪	AB FlexFee High Yield Portfolio
(File Nos. 2-48227 and 811-02383)

Dear Sir or Madam:

On behalf of AB Bond Fund, Inc. – AB FlexFee High Yield Portfolio (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on February 23, 2018.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King